Nature of the Business (Details)		3 Months Ended				6 Months Ended		12 Months Ended
	May 07, 2026	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Description of Organization and Business Operations (Details) [Line Items]
Number of operating segments | segment						1		1
Net loss		$ (61,944,898)	$ (16,429,430)	$ (3,011,034)	$ (3,308,219)	$ (78,374,330)	$ (6,319,253)	$ (26,661,677)	$ (4,699,469)
Accumulated deficit		$ (110,415,104)				$ (110,415,104)		$ (32,040,776)	$ (5,379,099)
Common Class A [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Reverse Recapitalization Exchange Ratio Description	exchange ratio of 7.60212550443111 shares of Class A common stock for each share of Enhanced’s legacy common or convertible preferred stock outstanding